Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
General
General
Our Condensed Consolidated Financial Statements are presented in accordance with U.S. GAAP.
We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the PB under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Unconsolidated investments where we have significant influence are reported using the equity method of accounting.
Our Condensed Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Our interim financial statements have been prepared pursuant to the rules of the SEC and U.S. GAAP for interim financial reporting, and reflect all normally recurring adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, our interim financial statements should be read in conjunction with our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 8, 2019. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of those for a full fiscal year.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Use of estimates
Use of estimates
The preparation of Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. Actual results may differ from our estimates under different conditions, sometimes materially.

Recent accounting standards adopted during the year December 31, 2018 and future application of accounting standards
Recent accounting standards adopted during 2019:
Lease accounting
In February 2016, the FASB issued an accounting standard, ASC 842, Leases, that requires lessees to recognize lease-related assets and liabilities on the balance sheet. In certain circumstances, the lessee is required to remeasure the lease payments. Qualitative and quantitative disclosures, including significant judgments made by management, are required to provide insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts.
We adopted the new standard on its required effective date of January 1, 2019 using the optional transition method provided under Accounting Standards Update 2018-11, Targeted Improvements. Under this optional transition method, we applied the new lease standard at the effective date and will continue to report prior comparative periods in accordance with ASC 840, Leases. We have elected the package of practical expedients, which permits us to not reassess lease identification, lease classification or initial direct costs. Upon adoption, we recognized operating lease-related assets and liabilities, where we are the lessee, of $58 million. In accordance with ASC 842, commencing with the three months ended March 31, 2019, we classified collections of finance and sales-type leases as part of operating activity cash flows. In periods prior to the adoption of ASC 842, these finance and sales-type leases cash flows are classified as part of investing activity cash flows.
As a lessor, we lease most of our aircraft under operating leases. Under the new lease standard, the accounting for leases as a lessor is similar to the previous standard (refer to our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 8, 2019).
As a lessee, we lease office space in several locations globally. In accordance with ASC 842, Leases, we determine if an arrangement is a lease at its inception. For leases with terms greater than 12 months, operating lease right-of-use (“ROU”) assets and liabilities are included in other assets (Note 9) and other liabilities (Note 11), respectively, in our Condensed Consolidated Balance Sheets, and finance leases are included in flight equipment held for operating leases (Note 5) and debt (Note 13).
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our contractual obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date and are calculated based on the present value of lease payments over the lease term. To determine the present value of lease payments, we use our incremental borrowing rate based on the information available at the lease commencement date.
Our assumed lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Future application of accounting standards:
Allowance for credit losses
In June 2016, the FASB issued an accounting standard that requires entities to estimate lifetime expected credit losses for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, net investments in leases and off-balance sheet credit exposures. The standard also requires additional disclosures, including how the entity develops its allowance for credit losses for financial assets measured at amortized cost and disaggregated information on the credit quality of net investments in leases measured at amortized cost by year of the asset’s origination for up to five annual periods. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period beginning after December 15, 2018. The new standard must be adopted using the modified retrospective transition approach. We will adopt the standard on its required effective date of January 1, 2020. We are evaluating the effect the adoption of the standard will have on our Condensed Consolidated Balance Sheets and Condensed Consolidated Income Statements.